Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	12 Months Ended
Dec. 31, 2020
Mining concessions, development costs, property, plant and equipment, net
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net

11.   Mining concessions, development costs, right-of-use asset, property, plant and equipment, net

(a)Below is presented the movement:

	Balance as of						Balance as of					Balance as of
	January 1,				Reclassifications	Implementation	December 31,			Sales	Reclassifications	December 31,
	2019	Additions	Disposals	Sales	and transfers	IFRS 16	2019	Additions	Disposals	(note 1(e))	and transfers	2020
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	21,761	630	—	(135)	(4,739)	—	17,517	133	—	—	—	17,650
Mining concessions (f)	151,873	-	—	—	—	—	151,873	−	—	—	—	151,873
Development costs	743,259	46,047	(443)	—	(819)	—	788,044	33,233	—	(8,657)	612	813,232
Buildings, constructions and other	1,342,621	39	(3,559)	(5,380)	26,120	—	1,359,841	99	(132)	(45,624)	28,876	1,343,060
Machinery and equipment	958,466	12	(30,235)	(38,322)	22,783	—	912,704	4	(419)	(42,319)	13,222	883,192
Transportation units	10,885	33	(540)	(1,856)	370	—	8,892	—	—	(577)	94	8,409
Furniture and fixtures	13,306	2	(1,310)	(1)	13	—	12,010	3	(74)	(408)	206	11,737
Units in transit	2,682	-	(1)	—	1,073	—	3,754	—	(373)	—	—	3,381
Work in progress	56,662	44,319	(1,168)	(78)	(49,370)	—	50,365	27,322	(325)	(30)	(42,398)	34,934
Stripping activity asset(g)	141,726	11,545	-	—	819	—	154,090	10,752	(11,633)	—	(612)	152,597
Right-of-use asset (e)	—	3,721	(10,897)	—	—	18,528	11,352	6,221	(1,314)	—	—	16,259
Mine closure costs	284,162	26,722	—	—	—	—	310,884	31,558	—	(6,788)	—	335,654
	3,727,403	133,070	(48,153)	(45,772)	(3,750)	18,528	3,781,326	109,325	(14,270)	(104,403)	—	3,771,978
Accumulated depreciation and amortization:
Mining concessions (f)	40,249	10	—	—	—	—	40,259	11	—	—	—	40,270
Development costs	298,553	29,964	—	—	—	—	328,517	21,139	—	(8,657)	—	340,999
Buildings, construction and other	591,643	83,274	(3,391)	(3,569)	(638)	—	667,319	74,719	(53)	(44,096)	435	698,324
Machinery and equipment	665,357	66,020	(28,619)	(35,459)	638	—	667,937	60,034	(265)	(40,805)	(435)	686,466
Transportation units	8,599	744	(538)	(1,779)	—	—	7,026	607	—	(550)	—	7,083
Furniture and fixtures	10,123	653	(1,172)	—	—	—	9,604	614	(46)	(348)	—	9,824
Stripping activity asset	70,518	18,405	-	—	—	—	88,923	22,532	—	—	—	111,455
Right-of-use asset (e)	—	7,778	(2,611)	—	—	—	5,167	5,145	(1,231)	—	—	9,081
Mine closure costs	168,471	15,373	—	—	—	—	183,844	14,785	—	(6,789)	—	191,840
	1,853,513	222,221	(36,331)	(40,807)	—	—	1,998,596	199,586	(1,595)	(101,245)	—	2,095,342
Provision for impairment of long-lived assets:
Mine closure costs	13,207	2,083	—	—	—	—	15,290	(2,083)	—	—	—	13,207
Development costs	10,153	—	—	—	—	—	10,153	—	—	—	—	10,153
Property, plant and other	2,915	—	—	—	—	—	2,915	—	—	—	—	2,915
	26,275	2,083	—	—	—	—	28,358	(2,083)	—	—	—	26,275

Net cost	1,847,615						1,754,372					1,650,361

(b)Impairment of long-lived assets

In accordance with its accounting policies and processes, each asset or CGU is evaluated annually at year-end, to determine whether there are any indications of impairment. If any such indications of impairment exist, a formal estimate of the recoverable amount is performed.

In assessing whether impairment is required, the carrying value of the asset or CGU is compared with its recoverable amount. The recoverable amount is the higher of (i) the CGU’s fair value less costs of disposal (FVLCD) and (ii) its value in use (VIU). Given the nature of the Group’s activities, information on the fair value of an asset is usually difficult to obtain unless negotiations with potential purchasers or similar transactions are taking place. Consequently, the recoverable amount for each CGU is estimated based on discounted future estimated cash flows expected to be generated from the continued use of the CGUs using market based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, and its eventual disposal, based on the latest life of mine (LOM) plans. These cash flows were discounted using a real post-tax discount rate that reflected current market assessments of the time value of money and the risks specific to the CGU.

The estimates of quantities of recoverable minerals, production levels, operating costs and capital requirements are obtained from the planning process, including the LOM plans, one-year budgets and CGU-specific studies.

During 2020, Buenaventura identified impairment indicators in its Julcani, Orcopampa, and Uchucchacua. The Group evaluated and concluded that there is no impairment as a result of the analysis of the recoverable amount of said units based on their value in use. The main factors considered in the impairment analysis were reserves, prices and mining useful lives. As a result of the analysis of the recoverable amount as of December 31, 2020, Buenaventura recognized a reversal for impairment of long-lived assets for US$2.1 million derived from the evaluation of its Julcani mining unit ( recognized a provision for impairment for US$2.1 million as of December 31, 2019). The main factors considered in the impairment analysis were the increase in metal price projections and the useful lives of the mine. The recoverable amounts of the Julcani mining unit are based in Managements estimations of the value in use.

As a result of the analysis of the recoverable amount as of December 31, 2019, La Zanja has determined not to recognize a provision or recovery for impairment of long-lived assets. As of December 31, 2018, the La Zanja recognized a reversal for impairment of long-lived assets for US$5.7 million.

During 2018, as a result of derecognition of assets in Shila mining unit, Buenaventura recorded a reversal in the provision for impairment for US$2.8 million previously recorded in 2016.

In addition, La Zanja recorded a reversal for the impairment provision for US$5.7 million as a result of the analysis of the recoverable amount. The main factors considered in the impairment analysis were reserves and mining useful lives. The recoverable amounts of La Zanja are based in Managements estimations of the value in use.

Key assumptions

The determination of value in use is most sensitive to the following key assumptions:

-	Production volumes
-	Commodity prices
-	Discount rate
-	Residual value

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines are computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Group’s process for the estimation of proved and probable reserves and resource estimates.

Commodity prices: Forecast commodity prices are based on management’s estimates and are derived from forward price curves and long-term views of global supply and demand, building on experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied. These prices are reviewed at least annually.

Estimates prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

	2021	2022-2024
	US$	US$

Gold	1,800/Oz	1,747/Oz
Silver	23.0/Oz	21.2/Oz
Copper	7,250/TM	7,083/TM
Lead	1,850/TM	2,056/TM

Discount rate: In calculating the value in use, a discount rate after tax of 5.25%,  7.91% and 5.96% (equivalent to pre-tax rate of 8.09%,  12.18% and 9.19%) were applied to the post-tax cash flows of Buenaventura, El Brocal and La Zanja, respectively.  These discount rates are derived from the Group’s post-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on its interest-bearing borrowings the Group is obliged to service. The Beta factors are evaluated annually based on publicly available market data.

(c)The book value of assets held under finance leases, and assets under trustworthy equity, amounted to US$187.8 million as of December 31, 2020 (US$313.3 million as of December 31, 2019) and is presented in various items of property, plant and equipment. During 2020 and 2019,  no acquisitions of assets under lease agreements were made. Leased assets are pledged as security for the related finance lease liabilities.

(d)During 2020 and 2019,  no borrowing costs were capitalized.

(e)The net assets for right-of-use assets maintained by the Group correspond to the following:

	2020	2019
	US$(000)	US$(000)
Buildings	3,370	4,602
Transportation units	3,330	1,112
Machinery and equipment	478	471

	7,178	6,185

During 2020, the additions to the right-of-use assets were US$6.2 million and the disposals were US$1.3 million (US$3.7 million and the disposals were US$10.9 million during 2019).

(f)Mining concessions includes goodwill of El Brocal for an amount to US$34.0 million.

(g)In December 2020, as a result of the review of the mineral reserve balances, the subsidiary El Brocal wrote off the phase 9 for a total of 1,102,117 DMT at a value of US$11,633,000. The write-off corresponds to a loss of reserves due to variation in technical and economic parameters such as: decrease in estimated prices; increased cut-off; percentage decrease in payable items; and new block model. The current balance of this phase is 307,302 DMT valued at US$3,244,000 and is expected to be produced during the first months of 2021.

Minera Yanacocha SRL and subsidiary [Member]
Mining concessions, development costs, property, plant and equipment, net
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net

10.   Property, plant and equipment, net

(a)Below is presented the movement in cost:

	Opening			Transfer/Other	Final
	balance	Additions	Sales and deductions	changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2020
Cost-
Land	17,053	—	—	269	17,322
Land improvements	28,982	—	—	—	28,982
Building and constructions	271,554	—	—	4,510	276,064
Machinery and equipment	216,872	—	(20,844)	14,187	210,215
Leach pads	1,817,226	—	—	12,253	1,829,479
Vehicles	9,402	—	(98)	951	10,255
Furniture and fixtures	2,556	—	—	—	2,556

Other equipment	59,262	—	—	2,232	61,494
Work in progress	436,699	143,489	—	(69,829)	510,359
Mining rights	37,521	—	—	—	37,521
Right of use asset	1,045	—	—	—	1,045
Asset retirement and mine closure	693,365	—	(4,125)	—	689,240
Stripping activity asset	151,494	—	—	35,045	186,539
Mine development	824,156	—	—	—	824,156

	4,567,187	143,489	(25,067)	(382)	4,685,227

Accumulated depreciation and amortization
Land improvements	28,315	80	—	—	28,395
Building and constructions	226,129	6,981	—	—	233,110
Machinery and equipment	184,030	18,029	(20,385)	—	181,674
Leach pads	1,694,288	40,197	—	—	1,734,485
Vehicles	8,828	49	(98)	—	8,779
Furniture and fixtures	2,560	4	—	—	2,564
Other equipment	54,132	2,291	—	—	56,423
Mining rights	29,457	—	—	—	29,457
Right of use asset	461	268	—	—	729
Asset retirement and mine closure	478,826	61,882	—	—	540,708
Stripping activity asset	147,725	1,769	—	—	149,494
Mine development	674,142	5,688	—	—	679,830

	3,528,893	137,238	(20,483)	—	3,645,648

Net cost	1,038,294				1,039,579

	Opening			Transfer/Other	Final
	balance	Additions	Sales and deductions	changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2019
Cost-
Land	9,459	—	—	7,594	17,053
Land improvements	36,454	—	(7,472)	—	28,982
Building and constructions	298,328	—	(26,556)	(218)	271,554
Machinery and equipment	244,560	—	(46,286)	18,598	216,872
Leach pads	1,723,270	—	—	93,956	1,817,226
Vehicles	9,921	—	(1,043)	524	9,402
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	58,924	—	(3,712)	4,050	59,262
Work in progress	444,688	184,403	—	(192,392)	436,699
Mining rights	37,521	—	—	—	37,521
Right of use asset	—	1,045	—	—	1,045
Asset retirement and mine closure	534,398	158,967	—	—	693,365
Stripping activity asset	148,487	—	—	3,007	151,494
Mine development	760,647	—	—	63,509	824,156

	4,309,213	344,415	(85,069)	(1,372)	4,567,187

Accumulated depreciation and amortization
Land improvements	35,583	101	(7,369)	—	28,315
Building and constructions	247,979	5,702	(26,579)	(973)	226,129
Machinery and equipment	204,255	21,780	(42,978)	973	184,030
Leach pads	1,656,002	38,286	—	—	1,694,288
Vehicles	9,855	16	(1,043)	—	8,828
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	56,522	1,326	(3,712)	—	54,136
Mining rights	29,457	—	—	—	29,457
Right of use asset	—	461	—	—	461
Asset retirement and mine closure	424,008	54,818	—	—	478,826
Stripping activity asset	146,058	1,667	—	—	147,725
Mine development	656,484	17,658	—	—	674,142

	3,468,759	141,815	(81,681)	—	3,528,893

Net cost	840,454				1,038,294

Additions to work in progress is primarily related to development of the Sulfides Project in 2020 and development of the Quecher Main project in 2019. As of December 31, 2020, the Company does not have material commitments related to these projects.

The depreciation and amortization expense for the year ended December 31, 2020 and 2019 was recorded in the “Cost applicable to sales” caption in the consolidated statement of comprehensive income.

(b)Impairment of long-lived assets -

In accordance with the accounting policies and processes, each asset or Cash Generating Unit “CGU” is evaluated annually at year end, to determine whether there are any indications of impairment. If any such indications of impairment exist, a formal estimate of the recoverable amount is performed. The Company has two CGU’s: Yanacocha mine and Conga project.

In December 2018, the Company performed a formal evaluation of its cash generating units and concluded that there were no impairment indicators to such date.

During 2019, the Company’s Management identified as an impairment indicator the significant increase of the asset retirement and mine closure, as a result the Company determined the recoverable amount for its CGU Yanacocha. Regarding to CGU Conga the Management did not identify any important indicator. As a result of this analysis, the Company concluded that no additional impairment loss on CGU Yanacocha was required to be recorded as the recoverable amount exceeded the carrying amount of the CGU’s assets.

In December 2020, the Company performed a formal evaluation of its cash generating units and concluded that there are indicators of reversal of impairment of its Yanacocha CGU and impairment indicators in its Conga CGU, therefore it determined the recoverable value of both CGUs. As a result of this analysis the Company concluded that no reversals of impairment loss on either of its’ CGU as the recoverable amount was slightly higher to the carrying amount of the CGU’s assets; however, due to de sensitive of the cash flows to the discount rate, long term prices and the term of the cash flows, the Management has concluded that there is not appropriate recognized a reversal for the CGUs.

In assessing whether impairment or reversal of impairment was required, the carrying value of the asset or CGU was compared with its recoverable amount. The recoverable amount is the higher of (i) the CGU’s fair value less costs of disposal (FVLCD) and (ii) value in use (VIU). Given the nature of the Company’s activities, information on the fair value of an asset is usually difficult to obtain unless negotiations with potential purchasers or similar transactions are taking place. Consequently, the recoverable amount for each CGU was estimated based on estimated discounted future estimated cash flows expected to be generated from the continued use of the CGUs using market based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, and its eventual disposal, based on the latest life of mine (LOM) plans. These cash flows were discounted using a real pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU.

Estimates included quantities of recoverable minerals, production levels, operating costs and capital requirements and sourced from the planning process, including the life of mine (LOM) plans, business plan and CGU-specific studies.

Key assumptions used for the impairment testing as of December 31, 2020:

The determination of value in use was most sensitive to the following key assumptions:

-      Production volumes.

-      Commodity prices.

-      Discount rate.

-      Cost/operating income

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines were computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Company’s process for the estimation of proved and probable reserves and resource estimates.

Commodity prices: Forecasted commodity prices were based on management’s estimates and were derived from forward price curves and long-term views of global supply and demand, building on past experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied.

Estimated prices for the current and long-term periods that have were used to estimate future revenues were as follows:

	Current	Long-term
	US$	US$

Gold (per ounce)	1,876	1,500
Copper (per pound)	3.1	3.0

Discount rate: In calculating the value in use, a pre-tax discount rate  in a range of 8.9% to 9.4% was applied to the Yanacocha pre-tax cash flows, as for the Conga pre-tax cash flows a discount rate in a range of 9.38% to 10.36%. This discount rate was derived from the Company’s pre-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU.

Cost/operating income

For Yanacocha’s CGU, costs are determined based on the Company's cost structure and the mining plan for the following years and based on the approved prefeasibility model of Sulfides project. For Conga the cost are determined according to the prefeasibility model.

Sensitive Analysis

When determining the value-in-use of the CGUs’ Yanacocha and Conga, management estimated a pre-tax discount rate between 8.9%-9.4%, and 9.4%-10.4%, respectively. WACC is a key assumption in the determination of the recoverable amounts, and changes in WACC would impact the recoverable amounts as follows:

Yanacocha (in millions of US Dollars)

WACC	8.9%	9.4%
-0.5%	125	54.5
+0.5%	(14)	(77)

Conga (in millions of US Dollars)

WACC	9.4%	10.4%
-0.5%	132	(30)
+0.5%	(33)	(158)

Sociedad Minera Cerro Verde S.A.A. [Member]
Mining concessions, development costs, property, plant and equipment, net
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net

7.    Property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets), and cost and accumulated depreciation accounts as of December 31, 2020 and 2019 are shown below:

	December 31,							December 31,						December 31,
	2018	IFRS 16 adoption	Additions		Adjustments	Disposals	Transfers	2019	Additions		Adjustments	Disposals	Transfers	2020
	US$(000)	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	24,663	—	—		—	(80)	322	24,905	—		—	—	—	24,905
Buildings and other constructions	2,449,577	—	—		544	(4,769)	102,772	2,548,124	—		(1)	(14)	40,895	2,589,004
Machinery and equipment	4,694,050	—	—		(544)	(30,482)	191,589	4,854,613	—		1	(12,814)	143,949	4,985,749
Transportation units	23,251	—	—		—	(32)	3,146	26,365	—		—	—	3,733	30,098
Furniture and fixtures	949	—	—		—	—	—	949	—		—	—	—	949
Other equipment	25,491	—	—		—	(594)	203	25,100	—		—	—	5,865	30,965
Construction in progress and in-transit units	185,928	—	271,364	(a)	(1,192)	—	(298,032)	158,068	161,059	(a)	(6,255)	—	(194,442)	118,430
Stripping activity asset (see Note 2(i))	655,709	—	197,038		—	—	—	852,747	92,890		—	—	—	945,637
Asset retirement costs (see Note 11(b))	107,034	—	59,964		—	—	—	166,998	37,569		—	—	—	204,567
Right-of-use assets (b)	—	95,728	1,342		(700)	(929)	—	95,441	3,328		—	(2,318)	—	96,451
	8,166,652	95,728	529,708		(1,892)	(36,886)	—	8,753,310	294,846		(6,255)	(15,146)	—	9,026,755

Accumulated depreciation
Buildings and other constructions	321,920	—	76,199		513	(4,722)	—	393,910	62,317		—	(14)	—	456,213
Machinery and equipment	1,786,326	—	284,097		(513)	(29,091)	—	2,040,819	277,384		—	(12,635)	—	2,305,568
Transportation units	13,972	—	1,928		—	(28)	—	15,872	1,826		—	—	—	17,698
Furniture and fixtures	858	—	23		—	—	—	881	23		—	—	—	904
Other equipment	18,796	—	1,543		—	(594)	—	19,745	1,495		—	—	—	21,240
Stripping activity asset	398,202	—	155,530		—	—	—	553,732	124,309		—	—	—	678,041
Asset retirement costs	23,676	—	3,239		—	—	—	26,915	4,611		—	—	—	31,526
Right-of-use assets (b)	—	—	11,488		—	(903)	—	10,585	11,320		—	(2,316)	—	19,589
	2,563,750	—	534,047		—	(35,338)	—	3,062,459	483,285		—	(14,965)	—	3,530,779

Net cost	5,602,902							5,690,851						5,495,976

(a)As of December 31, 2020, additions to construction in progress primarily relate to (i) the purchase of a new shovel and the rebuild of another shovel (US$37.9 million), (ii) the purchase of haul trucks (US$24.6 million), (iii) projects associated with the capitalization of main components of the mine heavy equipment (US$17.6 million), (iv) projects for the optimization of the Company’s operating processes (US$14.8 million), (v) the mine maintenance truck shop (US$13.4 million), (vi) the purchase of rollers (US$11.0 million), (vii) tailing dam projects related to drain expansion and jacking header extension (US$10.4 million) and (viii) the purchase of stators for ball mills (US$7.0 million).

For the year ended December 31, 2019, additions to construction in progress primarily relates to (i) the mine maintenance truck shop (US$78.2 million), (ii) the purchase of used haul trucks from PT Freeport Indonesia (a related party) (US$47.1 million), (iii) the purchase of stators for ball mills (US$18.3 million), (iv) the tailing drain expansion (US$15.2 million), (v) a concentrator optimization project (US$12.3 million), (vi) the regrowth of a leach pad (US$10.9 million) and (vii) the staged flotation reactor engineering project (US$6.2 million).

As of December 31, 2020, additions to construction in progress include capitalized interest primarily related to projects for the mine maintenance truck shop (US$1.4 million), tailing dam drain expansion and jacking header extension (US$0.4 million), the purchase of stators for ball mills (US$0.2 million) and other projects (US$0.5 million).

(b)Set out below are the carrying amounts of right-of-use assets recognized and the movements as of December 31, 2020 and 2019:

	January 1,				December			December
	2019	Additions	Adjustments	Disposals	31, 2019	Additions	Disposals	31, 2020
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	11,008	—	(700)	(457)	9,851	—	—	9,851
Buildings and other constructions	55,114	1,192	—	(370)	55,936	2,880	(2,222)	56,594
Machinery and equipment	29,606	150	—	(102)	29,654	448	(96)	30,006

	95,728	1,342	(700)	(929)	95,441	3,328	(2,318)	96,451

Accumulated depreciation
Land	—	1,712	—	(457)	1,255	1,642	—	2,897
Buildings and other constructions	—	6,613	—	(344)	6,269	6,526	(2,220)	10,575
Machinery and equipment	—	3,163	—	(102)	3,061	3,152	(96)	6,117
	—	11,488	—	(903)	10,585	11,320	(2,316)	19,589

Net cost	95,728				84,856			76,862